Statement of Cash Flows specifications (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments of non-cash items
Depreciation and amortisation	€ 56,595	€ 23,048	€ 22,684
Impairment of fixed assets		5,000
Non-cash disposals of property, plant and equipment and intangible assets	183
Other operating income and expenses, net		(137)
Finance income	(3,294)
Interest expenses	428	1,898	923
Adjustments for finance costs	2,589
Fair value change of derivative instruments through profit or loss	(427)	766
Share-based payment expenses	1,662	1,134	352
Cash flows from operations before changes in working capital	59,000	31,709	23,959
Changes in working capital
Inventories	788	(1,140)	(109)
Trade receivables, contract assets, prepayments and other receivables	(62,706)	28,541	(18,029)
Trade and other payables	380	(16,087)	660
Provisions	(6,059)
Receivables from related parties	414
Payables to related parties	51	73	26
Deferred tax liabilities	1,137
Deferred revenue	33,482	8,787	(12,999)
Net change in working capital	€ (32,513)	€ 20,174	€ (30,451)